Fair Value of Financial Assets and Liabilities - Derivative Financial Instruments (Details 2) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance		$ 962,401	$ 154,058
Warrant committed to placement agent		2,456	175,694	$ (1,861)
Ending balance		969,869	962,401	154,058
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance		962,401	154,058	623,587
Warrant committed to placement agent	[1]	2,456
Anti-dilution shares issued		0	945,451	1,771,362
Unrealized loss (income) on derivative liabilities		5,012	1,631,586	1,289,985
Recognition of derivative liabilities		0	116,260	9,298
Ending balance		969,869	962,401	154,058
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance		185,399	65,187	64,788
Warrant committed to placement agent	[1]	2,456
Anti-dilution shares issued		0	0	0
Unrealized loss (income) on derivative liabilities		(10,121)	79,883	(11,449)
Recognition of derivative liabilities		0	34,381	9,298
Ending balance		177,734	185,399	65,187
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance		185,399	65,187
Ending balance		177,734	185,399	65,187
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance		777,002	88,871	558,799
Warrant committed to placement agent	[1]	0
Anti-dilution shares issued		0	945,451	1,771,362
Unrealized loss (income) on derivative liabilities		15,133	1,551,703	1,301,434
Recognition of derivative liabilities		0	81,879	0
Ending balance		792,135	777,002	88,871
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance		777,002	88,871
Ending balance		$ 792,135	$ 777,002	$ 88,871

[1]	See Note 14 Debt for additional information regarding this warrant